Shareholders’ (Deficiency) Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ (Deficiency) Equity [Abstract]
SHAREHOLDERS’ (DEFICIENCY) EQUITY

NOTE 12:- SHAREHOLDERS’ (DEFICIENCY) EQUITY

a.	Share capital:

Stock split

On July 6, 2021, the Company’s board of directors approved a 1: 0.905292 stock split which was effected on March 7, 2022. As a result, all Ordinary shares, Convertible Preferred shares, options for Ordinary Shares, warrants to Ordinary shares and Preferred shares, exercise price and net loss per share amounts were adjusted accordingly.

Ordinary shares rights

The Ordinary shares confer upon their holders the right to participate in the general meetings of the Company, to vote at such meetings (each share represents one vote), and to participate in any distribution of dividends or any other distribution of the Company’s property, including the distribution of surplus assets upon liquidation.

b.	Share option plans:

The Company has authorized through its 2021 Share Option Plan (the “Plan”), an available pool of Ordinary shares of the Company from which to grant options and RSUs to officers, directors, advisors, management and other key employees of up to 20,979,410 Ordinary shares as of December 31, 2024.

The options granted generally have a four-year vesting period and expire ten years after the date of grant, subject to the terms set forth in the Plan. Options granted under the Plan that are cancelled or forfeited before expiration become available for future grant.

As of December 31, 2024, 11,383,655 of the Company’s Ordinary shares are available for future grants.

A summary of the status of options under the Company’s share option plans as of December 31, 2024 and changes during the relevant period ended on that date is presented below:

	For the year ended December 31, 2024
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	10,520,774	$5.03	$2,264	7.08
Granted	4,170,370	$3.60
Exercised	(22,602)	$1.10	$39
Forfeited	(218,892)	$5.38

Outstanding at end of period	14,449,650	$4.62	$2,964	6.92

Exercisable options	9,563,187	$4.81	$2,430	6.15

The weighted-average grant date fair value of options granted during the years ended December 31, 2022, 2023 and 2024, was $3.76, $1.87 and $1.43, respectively.

The weighted average exercise price of the Company’s options granted during the years ended December 31, 2022, 2023 and 2024 was $8.08, $3.47 and $3.60, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2022 and 2023 was $120 and $79, respectively.

A summary of the status of RSUs under the Plan as of December 31, 2024 and changes during the relevant period ended on that date is presented below:

	RSUs
	Unvested RSUs	Weighted-average grant date fair value per share

Outstanding at beginning of year	813,268	$5.68
Granted	796,127	$2.88
Vested	(687,356)	$4.50
Forfeited	(64,140)	$3.84

Outstanding at end of year	857,899	$4.24

The weighted-average grant date fair value of RSUs granted during the years ended December 31, 2022 and 2023 was $9.01 and $3.36, respectively. The total fair value of RSUs, as of their respective release dates, was $347, $1,644 and $1,910 during the years ended December 31, 2022, 2023, and 2024, respectively.

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the years ended December 31, 2022, 2023 and 2024, was comprised as follows:

	Year ended December 31,
	2022	2023	2024

Research and development	$4,289	$5,073	$6,454
Marketing expenses	210	474	753
General and administrative	2,249	2,379	2,709

Total share-based compensation expense	$6,748	$7,926	$9,916

As of December 31, 2024, there were unrecognized compensation costs of $12,114, which are expected to be recognized over a weighted average period of approximately 1.82 years.

d.	Warrants to investors:

(i)	In July 2019, as part of the investment round of HekaBio K.K, the investors received 651,067 Warrants to Ordinary shares with an exercise price of $5.04 to be exercise within 4 years from grant date. During the year ended December 31, 2022, all 651,067 Warrants were exercised into 308,540 ordinary shares of the Company.

(ii)	Upon completion of the Merger, the 3,880,777 warrants convertible into Preferred A Shares of the Company were converted into an identical number of warrants convertible into ordinary shares of the Company until September 2024 at an exercise price of $3.87 (see also notes 2 n and 10 b).

During the year ended December 31, 2022, and 2023 a total of 1,556,817 and 9,984 of such warrants were exercised into 1,160,016 and 324 ordinary shares of the Company, respectively.

As of December 31, 2023, a total of 2,313,976 such warrants were outstanding. On September 16, 2024, these warrants expired unexercised.

(iii)	During the year ended December 31, 2022, a total of 144,423 Public Warrants were exercised into 144,423 ordinary shares of the Company.

e.	Warrants to consultants:

In April 2016, 67,897 Warrants to Ordinary shares were issued to a consultant for services received to be exercised within 7 years from grant date. In March 2023, 67,897 Warrants were exercised into 67,897 Ordinary shares of no-par value for no consideration.